UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity®

Discovery Fund

Annual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2006	Past 1 year	Past 5 years	Life of fundA
Fidelity Discovery Fund	9.67%	1.14%	5.23%

A From March 31, 1998

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Discovery Fund on March 31, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Fidelity® Discovery Fund

After generating sizable gains early on, stock values eroded late in the 12-month period ending June 30, 2006. Worrisome signals of rising inflation took a bite out of many portfolios, as investors wondered about the intentions of the Federal Reserve Board. Many on Wall Street believed the U.S. central bank had nearly concluded its interest-rate-hike crusade. But in announcing its May rate hike, the Board warned of more increases to come. Then, in June, the Fed announced inflation was running at the upper end of the normal range, inducing yet another sell-off and demonstrating investors' anxiety about the Board's future course. Prior to that, stocks were in good shape, riding the momentum of steady economic and corporate earnings growth. Equity benchmarks approached or exceeded multiyear highs, and the Dow Jones Industrial AverageSM nearly topped its record from January 2000. Despite the late difficulties, the Dow rose 11.09% for the 12 months overall, while the Standard & Poor's 500SM Index returned 8.63% and the NASDAQ Composite® Index was up 6.48%.

The fund returned 9.67% during the past year, beating the S&P 500®. Favorable stock selection in information technology provided the biggest boost versus the index. My picks in materials and health care also added value, although in the latter case the benefits were largely offset by overweighting the sector, which was relatively weak. Wireline equipment provider CIENA and optical components maker Finisar were the fund's top contributors, their gains driven by a resurgence in spending by telecommunication services companies. Swiss pharmaceutical stock Roche Holding also delivered a solid gain, as did Newmont Mining. Underweighting two index components that fared poorly, Dell and Intel, further benefited the fund's results. On the negative side, the fund's results were hampered by unfavorable stock picking in industrials, financials and telecommunication services, along with underweightings in energy and the diversified financials segment of the broader financials sector. UnitedHealth Group was the period's biggest detractor, sidetracked by questions about its options pricing policies and concerns about increasingly competitive pricing in the HMO industry. Another detractor was Charles River Laboratories International, which posted disappointing first-quarter earnings. Also hampering performance was a pair of companies that ran into serious financial difficulties during the period: Delta Airlines and auto parts maker Delphi. I sold Finisar, Dell, Delta and Delphi by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,016.70	$ 3.35
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.47	$ 3.36

* Expenses are equal to the Fund's annualized expense ratio of .67%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the onehalf year period).

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.9	4.0
American International Group, Inc.	6.8	8.2
Johnson & Johnson	4.9	3.2
Microsoft Corp.	4.3	5.4
Altria Group, Inc.	4.0	4.0
SLM Corp.	3.8	3.2
CIENA Corp.	3.1	2.2
Honeywell International, Inc.	2.8	1.4
Roche Holding AG (participation certificate)	2.8	2.1
Wyeth	2.2	3.3
	41.6
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	21.1	27.3
Information Technology	17.5	21.6
Financials	14.7	18.2
Industrials	13.5	6.8
Consumer Staples	8.6	11.6
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 91.4%		Stocks 97.1%
	Convertible Securities 0.7%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	10.1%	** Foreign investments	15.4%

Annual Report

Investments June 30, 2006

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.2%
Gentex Corp.	59,700	$ 836
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	37,900	1,438
Media - 1.3%
DreamWorks Animation SKG, Inc. Class A (a)	120,400	2,757
McGraw-Hill Companies, Inc.	15,100	758
News Corp. Class B	7,600	153
Viacom, Inc. Class B (non-vtg.) (a)	48,200	1,727
		5,395
Specialty Retail - 1.4%
Best Buy Co., Inc.	600	33
Gamestop Corp. Class B (a)	90,655	3,105
Staples, Inc.	81,450	1,981
The Game Group PLC	506,331	766
		5,885
TOTAL CONSUMER DISCRETIONARY		13,554
CONSUMER STAPLES - 8.6%
Beverages - 0.5%
The Coca-Cola Co.	48,300	2,078
Food & Staples Retailing - 0.7%
CVS Corp.	53,600	1,646
Wal-Mart Stores, Inc.	23,700	1,142
		2,788
Food Products - 2.3%
McCormick & Co., Inc. (non-vtg.)	42,900	1,439
Nestle SA:
(Reg.)	7,209	2,264
sponsored ADR	74,400	5,796
		9,499
Household Products - 1.1%
Colgate-Palmolive Co.	74,600	4,469
Tobacco - 4.0%
Altria Group, Inc.	227,800	16,727
TOTAL CONSUMER STAPLES		35,561
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 4.4%
Energy Equipment & Services - 1.2%
Halliburton Co.	33,500	$ 2,486
Schlumberger Ltd. (NY Shares)	37,100	2,416
		4,902
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips	87,400	5,727
Exxon Mobil Corp.	92,900	5,699
Ultra Petroleum Corp. (a)	33,600	1,991
		13,417
TOTAL ENERGY		18,319
FINANCIALS - 14.7%
Capital Markets - 0.0%
Northern Trust Corp.	1,400	77
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	2,800	78
Consumer Finance - 3.8%
SLM Corp.	298,450	15,794
Diversified Financial Services - 1.7%
Bank of America Corp.	145,760	7,011
Insurance - 9.2%
ACE Ltd.	63,000	3,187
AFLAC, Inc.	62,480	2,896
American International Group, Inc.	474,950	28,046
Aspen Insurance Holdings Ltd.	5,700	133
Platinum Underwriters Holdings Ltd.	8,800	246
The St. Paul Travelers Companies, Inc.	74,200	3,308
		37,816
TOTAL FINANCIALS		60,776
HEALTH CARE - 21.1%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	18,700	866
Cephalon, Inc. (a)	10,200	613
Gilead Sciences, Inc. (a)	36,600	2,165
		3,644
Health Care Equipment & Supplies - 1.6%
Advanced Medical Optics, Inc. (a)	50,300	2,550
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Alcon, Inc.	6,700	$ 660
C.R. Bard, Inc.	41,700	3,055
Inverness Medical Innovations, Inc. (a)	13,600	384
		6,649
Health Care Providers & Services - 3.7%
Aetna, Inc.	59,500	2,376
Humana, Inc. (a)	126,300	6,782
UnitedHealth Group, Inc.	135,130	6,051
		15,209
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	157,700	5,803
Pharmaceuticals - 13.5%
Allergan, Inc.	31,500	3,379
Barr Pharmaceuticals, Inc. (a)	16,490	786
Cipla Ltd.	278,331	1,310
Endo Pharmaceuticals Holdings, Inc. (a)	65,189	2,150
Johnson & Johnson	339,700	20,355
Novartis AG sponsored ADR	49,000	2,642
Pfizer, Inc.	84,000	1,971
Roche Holding AG (participation certificate)	70,087	11,587
Teva Pharmaceutical Industries Ltd. sponsored ADR	75,903	2,398
Wyeth	204,600	9,086
		55,664
TOTAL HEALTH CARE		86,969
INDUSTRIALS - 13.5%
Aerospace & Defense - 5.4%
General Dynamics Corp.	96,600	6,323
Honeywell International, Inc.	289,630	11,672
Raytheon Co.	72,700	3,240
United Technologies Corp.	14,700	932
		22,167
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc. (a)	11,000	125
Waste Management, Inc.	3,600	129
		254
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	8,200	$ 198
Jacobs Engineering Group, Inc. (a)	58,200	4,635
		4,833
Industrial Conglomerates - 6.9%
General Electric Co.	860,550	28,368
TOTAL INDUSTRIALS		55,622
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 5.5%
CIENA Corp. (a)	2,634,400	12,671
Cisco Systems, Inc. (a)	87,200	1,703
Corning, Inc. (a)	18,300	443
CSR PLC (a)	1,800	42
Harris Corp.	92,800	3,852
Lucent Technologies, Inc. (a)	1,168,800	2,828
NMS Communications Corp. (a)	287,666	1,041
		22,580
Computers & Peripherals - 0.6%
EMC Corp. (a)	55,400	608
NCR Corp. (a)	50,100	1,836
		2,444
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)	9,205	123
Internet Software & Services - 2.1%
eBay, Inc. (a)	238,553	6,987
Yahoo!, Inc. (a)	51,700	1,706
		8,693
IT Services - 0.0%
NCI, Inc. Class A	11,103	145
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	71,700	1,167
Applied Micro Circuits Corp. (a)	320,388	875
ARM Holdings PLC sponsored ADR	115,300	722
ASML Holding NV (NY Shares) (a)	520	11
Broadcom Corp. Class A (a)	700	21
Cymer, Inc. (a)	374	17
Exar Corp. (a)	89,194	1,184
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	128,009	$ 1,815
Intel Corp.	22,300	423
Linear Technology Corp.	76,337	2,557
PMC-Sierra, Inc. (a)	119,651	1,125
Trident Microsystems, Inc. (a)	500	9
		9,926
Software - 6.2%
Activision, Inc. (a)	148,328	1,688
Cadence Design Systems, Inc. (a)	16,533	284
Electronic Arts, Inc. (a)	39,154	1,685
Microsoft Corp.	763,860	17,798
NDS Group PLC sponsored ADR (a)	26,583	1,237
Nintendo Co. Ltd.	2,000	336
THQ, Inc. (a)	113,258	2,446
		25,474
TOTAL INFORMATION TECHNOLOGY		69,385
MATERIALS - 1.6%
Metals & Mining - 1.6%
Goldcorp, Inc.	76,000	2,291
Newmont Mining Corp.	79,800	4,224
		6,515
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.5%
Alaska Communication Systems Group, Inc.	42,900	543
AT&T, Inc.	162,500	4,532
Qwest Communications International, Inc. (a)	283,500	2,294
Verizon Communications, Inc.	213,730	7,158
		14,527
Wireless Telecommunication Services - 3.6%
ALLTEL Corp.	44,500	2,840
American Tower Corp. Class A (a)	208,498	6,488
Sprint Nextel Corp.	268,900	5,375
		14,703
TOTAL TELECOMMUNICATION SERVICES		29,230
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
TXU Corp.	17,500	$ 1,046
TOTAL COMMON STOCKS (Cost $378,815)		376,977
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(c)	6,900	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(c)	64,000	0
TOTAL PREFERRED STOCKS (Cost $451)		0
Convertible Bonds - 0.7%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.7%
CIENA Corp. 3.75% 2/1/08	$ 2,960	2,846
TOTAL CONVERTIBLE BONDS (Cost $2,824)		2,846
Money Market Funds - 8.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.11% (b) (Cost $35,824)	35,824,227	$ 35,824
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $417,914)		415,647
NET OTHER ASSETS - (0.8)%		(3,495)
NET ASSETS - 100%		$ 412,152
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 104
GeneProt, Inc. Series A	7/7/00	$ 347
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,238
Fidelity Securities Lending Cash Central Fund	158
Total	$ 1,396
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
Switzerland	5.7%
Canada	1.1%
Others (individually less than 1%)	3.3%
100.0%
Income Tax Information
At June 30, 2006, the fund had a capital loss carryforward of approximately $198,331,000 of which $108,240,000 and $90,091,000 will expire on June 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $382,090)	$ 379,823
Affiliated Central Funds (cost $35,824)	35,824
Total Investments (cost $417,914)		$ 415,647
Foreign currency held at value (cost $361)		361
Receivable for investments sold		3,302
Receivable for fund shares sold		141
Dividends receivable		541
Interest receivable		159
Prepaid expenses		1
Other receivables		6
Total assets		420,158

Liabilities
Payable for investments purchased	$ 7,099
Payable for fund shares redeemed	500
Accrued management fee	106
Other affiliated payables	112
Other payables and accrued expenses	189
Total liabilities		8,006

Net Assets		$ 412,152
Net Assets consist of:
Paid in capital		$ 611,752
Undistributed net investment income		2,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(199,820)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,395)
Net Assets, for 35,521 shares outstanding		$ 412,152
Net Asset Value, offering price and redemption price per share ($412,152 ÷ 35,521 shares)		$ 11.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended June 30, 2006

Investment Income
Dividends		$ 5,671
Interest		190
Income from affiliated Central Funds		1,396
Total income		7,257

Expenses
Management fee Basic fee	$ 2,487
Performance adjustment	(1,113)
Transfer agent fees	1,184
Accounting and security lending fees	166
Independent trustees' compensation	2
Custodian fees and expenses	102
Registration fees	26
Audit	56
Legal	13
Miscellaneous	47
Total expenses before reductions	2,970
Expense reductions	(285)	2,685
Net investment income (loss)		4,572
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $18)	31,500
Foreign currency transactions	44
Total net realized gain (loss)		31,544
Change in net unrealized appreciation (depreciation) on investment securities (net of increase in deferred foreign taxes of $93)		5,524
Net gain (loss)		37,068
Net increase (decrease) in net assets resulting from operations		$ 41,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2006	Year ended June 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,572	$ 7,836
Net realized gain (loss)	31,544	29,781
Change in net unrealized appreciation (depreciation)	5,524	(13,687)
Net increase (decrease) in net assets resulting from operations	41,640	23,930
Distributions to shareholders from net investment income	(5,199)	(6,449)
Share transactions Proceeds from sales of shares	47,668	45,954
Reinvestment of distributions	5,074	6,299
Cost of shares redeemed	(136,024)	(151,373)
Net increase (decrease) in net assets resulting from share transactions	(83,282)	(99,120)
Total increase (decrease) in net assets	(46,841)	(81,639)

Net Assets
Beginning of period	458,993	540,632
End of period (including undistributed net investment income of $2,615 and undistributed net investment income of $3,239, respectively)	$ 412,152	$ 458,993
Other Information Shares
Sold	4,041	4,366
Issued in reinvestment of distributions	451	590
Redeemed	(11,861)	(14,295)
Net increase (decrease)	(7,369)	(9,339)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.35	$ 9.40	$ 9.33	$ 11.36
Income from Investment Operations
Net investment income (loss) B	.12	.16 C	.07	.04	.03
Net realized and unrealized gain (loss)	.91	.32	.93	.06	(2.02)
Total from investment operations	1.03	.48	1.00	.10	(1.99)
Distributions from net investment income	(.13)	(.13)	(.05)	(.03)	(.04)
Net asset value, end of period	$ 11.60	$ 10.70	$ 10.35	$ 9.40	$ 9.33
Total Return A	9.67%	4.64%	10.67%	1.11%	(17.56)%
Ratios to Average Net Assets D
Expenses before reductions	.68%	.81%	.91%	1.17%	1.11%
Expenses net of fee waivers, if any	.68%	.81%	.91%	1.17%	1.11%
Expenses net of all reductions	.61%	.70%	.84%	.97%	.99%
Net investment income (loss)	1.04%	1.54% C	.73%	.43%	.32%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 459	$ 541	$ 690	$ 806
Portfolio turnover rate	184%	229%	249%	367%	259%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholder - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 19,393
Unrealized depreciation	(23,585)
Net unrealized appreciation (depreciation)	(4,192)
Undistributed ordinary income	2,923
Capital loss carryforward	(198,331)

Cost for federal income tax purposes	$ 419,839

The tax character of distributions paid was as follows:

	June 30, 2006	June 30, 2005
Ordinary Income	$ 5,199	$ 6,449

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $755,747 and $835,828, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .31% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $158.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $277 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2 and $6, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Discovery Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Discovery Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Discovery Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 336 funds advised by FMR or an affiliate. Mr. McCoy oversees 338 funds advised by FMR or an affiliate. Mr. Gamper oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Discovery (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Hastings Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Philip Bullen (46)

Year of Election or Appointment: 2006

Vice President of Discovery. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2006

Vice President of Discovery. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Adam P. Hetnarski (42)

Year of Election or Appointment: 2000

Vice President of Discovery. Mr. Hetnarski also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski worked as a research analyst and portfolio manager. Mr. Hetnarski also serves as Vice President of FMR (2000) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Discovery. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Discovery. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Discovery. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Discovery. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Discovery. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Discovery. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Discovery. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Discovery. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Discovery. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Discovery. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1998 Assistant Treasurer of Discovery. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Discovery. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Discovery. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Discovery. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Discovery. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Discovery Fund voted to pay on August 7, 2006 to shareholders of record at the opening of business on August 4, 2006, a distribution of $0.02 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.07 per share from net investment income.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,466,243,048.91	95.846
Withheld	280,219,946.87	4.154
TOTAL	6,746,462,995.78	100.000
Albert R. Gamper, Jr. B
Affirmative	6,459,041,833.49	95.740
Withheld	287,421,162.29	4.260
TOTAL	6,746,462,995.78	100.000
Robert M. Gates
Affirmative	6,441,052,528.46	95.473
Withheld	305,410,467.32	4.527
TOTAL	6,746,462,995.78	100.000
George H. Heilmeier
Affirmative	6,458,026,916.90	95.725
Withheld	288,436,078.88	4.275
TOTAL	6,746,462,995.78	100.000
Abigail P. Johnson
Affirmative	6,427,896,599.31	95.278
Withheld	318,566,396.47	4.722
TOTAL	6,746,462,995.78	100.000
Edward C. Johnson 3d
Affirmative	6,419,116,877.24	95.148
Withheld	327,346,118.54	4.852
TOTAL	6,746,462,995.78	100.000
Stephen P. Jonas
Affirmative	6,459,780,830.40	95.751
Withheld	286,682,165.38	4.249
TOTAL	6,746,462,995.78	100.000
Marie L. Knowles
Affirmative	6,461,769,188.96	95.780
Withheld	284,693,806.82	4.220
TOTAL	6,746,462,995.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	6,460,406,353.14	95.760
Withheld	286,056,642.64	4.240
TOTAL	6,746,462,995.78	100.000
Marvin L. Mann
Affirmative	6,440,555,199.19	95.466
Withheld	305,907,796.59	4.534
TOTAL	6,746,462,995.78	100.000
William O. McCoy
Affirmative	6,440,823,478.66	95.470
Withheld	305,639,517.12	4.530
TOTAL	6,746,462,995.78	100.000
Robert L. Reynolds
Affirmative	6,463,763,182.86	95.810
Withheld	282,699,812.92	4.190
TOTAL	6,746,462,995.78	100.000
Cornelia M. Small
Affirmative	6,462,121,463.05	95.785
Withheld	284,341,532.73	4.215
TOTAL	6,746,462,995.78	100.000
William S. Stavropoulos
Affirmative	6,453,499,157.83	95.658
Withheld	292,963,837.95	4.342
TOTAL	6,746,462,995.78	100.000
Kenneth L. Wolfe
Affirmative	6,457,041,632.10	95.710
Withheld	289,421,363.68	4.290
TOTAL	6,746,462,995.78	100.000
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Discovery Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisor

Fidelity International Investment
Advisor (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CII-UANN-0806
1.787730.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Fifty®

Annual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity Fifty®	18.56%	7.61%	10.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Fifty® on June 30, 1996. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jason Weiner, Portfolio Manager of Fidelity Fifty®

After generating sizable gains early on, stock values eroded late in the 12-month period ending June 30, 2006. Worrisome signals of rising inflation took a bite out of many portfolios, as investors wondered about the intentions of the Federal Reserve Board. Many on Wall Street believed the U.S. central bank had nearly concluded its interest-rate-hike crusade. But in announcing its May rate hike, the Board warned of more increases to come. Then, in June, the Fed announced inflation was running at the upper end of the normal range, inducing yet another sell-off and demonstrating investors' anxiety about the Board's future course. Prior to that, stocks were in good shape, riding the momentum of steady economic and corporate earnings growth. Equity benchmarks approached or exceeded multiyear highs, and the Dow Jones Industrial AverageSM nearly topped its record from January 2000. Despite the late difficulties, the Dow rose 11.09% for the 12 months overall, while the Standard & Poor's 500SM Index returned 8.63% and the NASDAQ Composite® Index was up 6.48%.

The fund returned 18.56% during the past year, far surpassing the S&P 500®. Stock selection added value across a broad range of sectors, with information technology having by far the most positive impact versus the index. Other sectors boosting the fund's results were industrials, materials, energy, consumer discretionary and consumer staples. Internet search engine Google - the fund's largest holding at period end - topped our list of contributors. The company continued to churn out impressive earnings growth. Also boosting the fund's results was Carpenter Technology, a maker of industrial metal alloys used in the booming aerospace industry. Hard-disk-drive maker Seagate Technology was another significant contributor, as were discount airline AirTran Holdings and energy services provider Halliburton - all sold during the period. A further performance boost came from semiconductor maker MEMC Electronic Materials. Conversely, the fund's gains were curbed somewhat by an underweighting in the strong financials sector, especially in the diversified financials group. That said, broker TD Ameritrade faltered, reflecting concerns about reduced trading volumes in a declining market, and I liquidated the position. Universal Technical Institute, a provider of vocational training, slumped in April after the company warned of disappointing sales for the second quarter and full calendar year. Software giant Microsoft also hampered performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,039.20	$ 4.04
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.83	$ 4.01

* Expenses are equal to the Fund's annualized expense ratio of .80%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	7.3	5.1
Colgate-Palmolive Co.	3.5	2.6
Wells Fargo & Co.	3.3	1.0
American International Group, Inc.	3.2	3.8
Carpenter Technology Corp.	3.1	2.0
Infosys Technologies Ltd.	2.6	3.3
Herbalife Ltd.	2.5	0.7
Ultra Petroleum Corp.	2.5	0.0
Henry Schein, Inc.	2.4	2.3
McDermott International, Inc.	2.3	0.0
	32.7
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.1	27.4
Financials	15.9	13.1
Industrials	11.7	15.7
Consumer Discretionary	10.5	9.6
Consumer Staples	9.6	6.4
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 98.9%		Stocks 94.6%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	19.4%	** Foreign investments	14.5%

Annual Report

Investments June 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 2.3%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	758,900	$ 19,921,125
Universal Technical Institute, Inc. (a)	331,300	7,295,226
		27,216,351
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	210,400	7,982,576
Household Durables - 1.2%
Garmin Ltd. (d)	136,600	14,403,104
Internet & Catalog Retail - 1.7%
Coldwater Creek, Inc. (a)	756,700	20,249,292
Media - 1.3%
Focus Media Holding Ltd. ADR (d)	247,700	16,140,132
Multiline Retail - 1.5%
Target Corp. (d)	356,900	17,441,703
Specialty Retail - 0.9%
Best Buy Co., Inc.	205,500	11,269,620
J. Crew Group, Inc.	2,900	79,605
		11,349,225
Textiles, Apparel & Luxury Goods - 0.9%
Volcom, Inc.	348,300	11,142,117
TOTAL CONSUMER DISCRETIONARY		125,924,500
CONSUMER STAPLES - 9.6%
Food & Staples Retailing - 1.6%
Walgreen Co.	422,700	18,953,868
Household Products - 3.5%
Colgate-Palmolive Co.	706,000	42,289,400
Personal Products - 4.5%
Avon Products, Inc.	777,300	24,096,300
Herbalife Ltd. (a)	749,200	29,893,080
		53,989,380
TOTAL CONSUMER STAPLES		115,232,648
ENERGY - 6.2%
Energy Equipment & Services - 1.6%
Schlumberger Ltd. (NY Shares)	288,300	18,771,213
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.6%
Ultra Petroleum Corp. (a)	500,700	$ 29,676,489
Valero Energy Corp.	383,400	25,503,768
		55,180,257
TOTAL ENERGY		73,951,470
FINANCIALS - 15.9%
Commercial Banks - 3.7%
Wachovia Corp.	100,000	5,408,000
Wells Fargo & Co.	583,400	39,134,472
		44,542,472
Consumer Finance - 1.3%
American Express Co.	297,900	15,854,238
Diversified Financial Services - 1.0%
Bank of America Corp.	248,500	11,952,850
Insurance - 6.8%
American International Group, Inc.	649,200	38,335,260
Aon Corp.	500,700	17,434,374
Prudential Financial, Inc.	329,700	25,617,690
		81,387,324
Real Estate Investment Trusts - 1.2%
CapitalSource, Inc.	589,700	13,834,362
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	593,300	22,592,864
TOTAL FINANCIALS		190,164,110
HEALTH CARE - 9.6%
Biotechnology - 2.4%
Biogen Idec, Inc. (a)	244,400	11,323,052
Genentech, Inc. (a)	206,300	16,875,340
		28,198,392
Health Care Equipment & Supplies - 2.8%
Alcon, Inc.	101,600	10,012,680
ResMed, Inc. (a)	335,500	15,751,725
St. Jude Medical, Inc. (a)	252,300	8,179,566
		33,943,971
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 4.4%
Henry Schein, Inc. (a)	608,600	$ 28,439,878
UnitedHealth Group, Inc.	548,000	24,539,440
		52,979,318
TOTAL HEALTH CARE		115,121,681
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.0%
Rockwell Collins, Inc.	214,000	11,956,180
Airlines - 1.2%
Ryanair Holdings PLC sponsored ADR (a)(d)	265,400	13,991,888
Construction & Engineering - 1.8%
Jacobs Engineering Group, Inc. (a)	277,500	22,100,100
Electrical Equipment - 0.9%
Q-Cells AG (d)	127,200	10,700,088
Industrial Conglomerates - 3.6%
3M Co.	198,900	16,065,153
McDermott International, Inc. (a)	597,800	27,181,966
		43,247,119
Machinery - 2.2%
Danaher Corp.	217,200	13,970,304
Deere & Co.	143,600	11,989,164
		25,959,468
Trading Companies & Distributors - 1.0%
WESCO International, Inc. (a)	164,900	11,378,100
TOTAL INDUSTRIALS		139,332,943
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 4.4%
Comverse Technology, Inc. (a)	1,058,100	20,918,637
Nice Systems Ltd. sponsored ADR (a)	499,200	14,047,488
QUALCOMM, Inc.	429,600	17,214,072
		52,180,197
Internet Software & Services - 10.4%
eBay, Inc. (a)	572,400	16,765,596
Google, Inc. Class A (sub. vtg.) (a)	207,300	86,927,109
VeriSign, Inc. (a)	896,100	20,762,637
		124,455,342
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 6.0%
First Data Corp.	400,200	$ 18,025,008
Infosys Technologies Ltd.	466,147	31,282,549
Paychex, Inc.	567,100	22,105,558
		71,413,115
Semiconductors & Semiconductor Equipment - 3.4%
MEMC Electronic Materials, Inc. (a)	717,000	26,887,500
SiRF Technology Holdings, Inc. (a)(d)	436,420	14,061,452
		40,948,952
Software - 1.9%
Microsoft Corp.	1,004,200	23,397,860
TOTAL INFORMATION TECHNOLOGY		312,395,466
MATERIALS - 7.0%
Chemicals - 2.6%
Monsanto Co.	180,400	15,187,876
Praxair, Inc.	289,700	15,643,800
		30,831,676
Metals & Mining - 4.4%
Carpenter Technology Corp.	320,300	36,994,650
Mittal Steel Co. NV Class A (NY Shares) (d)	512,300	15,630,273
		52,624,923
TOTAL MATERIALS		83,456,599
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	409,200	11,412,588
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	494,100	15,376,392
TOTAL TELECOMMUNICATION SERVICES		26,788,980
TOTAL COMMON STOCKS (Cost $1,059,869,611)		1,182,368,397
Money Market Funds - 5.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	17,911,398	$ 17,911,398
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	43,706,950	43,706,950
TOTAL MONEY MARKET FUNDS (Cost $61,618,348)		61,618,348
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,121,487,959)		1,243,986,745
NET OTHER ASSETS - (4.0)%		(48,338,845)
NET ASSETS - 100%		$ 1,195,647,900
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,443,159
Fidelity Securities Lending Cash Central Fund	476,127
Total	$ 2,919,286
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.6%
Cayman Islands	3.7%
India	2.6%
Canada	2.5%

Panama	2.3%
Netherlands Antilles	1.6%
China	1.3%
Netherlands	1.3%
Israel	1.2%
Ireland	1.2%
Others (individually less than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006
Assets
Investment in securities, at value (including securities loaned of $41,871,895) - See accompanying schedule: Unaffiliated issuers (cost $1,059,869,611)	$ 1,182,368,397
Affiliated Central Funds (cost $61,618,348)	61,618,348
Total Investments (cost $1,121,487,959)		$ 1,243,986,745
Receivable for investments sold		6,529,985
Receivable for fund shares sold		2,855,857
Dividends receivable		190,507
Interest receivable		228,324
Prepaid expenses		1,622
Other receivables		366,465
Total assets		1,254,159,505

Liabilities
Payable for investments purchased	$ 13,039,566
Payable for fund shares redeemed	972,940
Accrued management fee	466,639
Other affiliated payables	274,259
Other payables and accrued expenses	51,251
Collateral on securities loaned, at value	43,706,950
Total liabilities		58,511,605

Net Assets		$ 1,195,647,900
Net Assets consist of:
Paid in capital		$ 973,222,733
Undistributed net investment income		4,205,558
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		95,720,823
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		122,498,786
Net Assets, for 50,613,433 shares outstanding		$ 1,195,647,900
Net Asset Value, offering price and redemption price per share ($1,195,647,900 ÷ 50,613,433 shares)		$ 23.62

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2006
Investment Income
Dividends		$ 7,281,991
Special dividends		1,910,655
Interest		2,527
Income from affiliated Central Funds		2,919,286
Total income		12,114,459

Expenses
Management fee Basic fee	$ 5,589,841
Performance adjustment	(975,108)
Transfer agent fees	2,517,304
Accounting and security lending fees	318,641
Independent trustees' compensation	3,894
Custodian fees and expenses	109,309
Registration fees	67,766
Audit	49,274
Legal	15,185
Miscellaneous	69,846
Total expenses before reductions	7,765,952
Expense reductions	(219,758)	7,546,194
Net investment income (loss)		4,568,265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	125,177,561
Foreign currency transactions	(2,364)
Total net realized gain (loss)		125,175,197
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,451,888)	13,892,826
Assets and liabilities in foreign currencies	(1,806)
Total change in net unrealized appreciation (depreciation)		13,891,020
Net gain (loss)		139,066,217
Net increase (decrease) in net assets resulting from operations		$ 143,634,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2006	Year ended June 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,568,265	$ 2,939,756
Net realized gain (loss)	125,175,197	(14,877,083)
Change in net unrealized appreciation (depreciation)	13,891,020	32,333,566
Net increase (decrease) in net assets resulting from operations	143,634,482	20,396,239
Distributions to shareholders from net investment income	(389,287)	(3,465,273)
Distributions to shareholders from net realized gain	(6,228,409)	-
Total distributions	(6,617,696)	(3,465,273)
Share transactions Proceeds from sales of shares	458,115,692	122,958,183
Reinvestment of distributions	6,473,994	3,385,192
Cost of shares redeemed	(201,045,014)	(274,410,739)
Net increase (decrease) in net assets resulting from share transactions	263,544,672	(148,067,364)
Redemption fees	28,643	20,056
Total increase (decrease) in net assets	400,590,101	(131,116,342)

Net Assets
Beginning of period	795,057,799	926,174,141
End of period (including undistributed net investment income of $4,205,558 and accumulated net investment loss of $525, respectively)	$ 1,195,647,900	$ 795,057,799
Other Information Shares
Sold	19,587,055	6,338,234
Issued in reinvestment of distributions	282,091	166,267
Redeemed	(8,861,415)	(14,165,617)
Net increase (decrease)	11,007,731	(7,661,116)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 20.07	$ 19.59	$ 17.90	$ 17.19	$ 16.80
Income from Investment Operations
Net investment income (loss) B	.11 C	.07 D	(.05)	.11	.10
Net realized and unrealized gain (loss)	3.61	.49	1.77	.73	.36
Total from investment operations	3.72	.56	1.72	.84	.46
Distributions from net investment income	(.01)	(.08)	(.03)	(.13)	(.08)
Distributions from net realized gain	(.16)	-	-	-	-
Total distributions	(.17)	(.08)	(.03)	(.13)	(.08)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.01
Net asset value, end of period	$ 23.62	$ 20.07	$ 19.59	$ 17.90	$ 17.19
Total Return A, G	18.56%	2.85%	9.63%	4.98%	2.83%
Ratios to Average Net Assets E
Expenses before reductions	.79%	.97%	1.05%	1.08%	1.12%
Expenses net of fee waivers, if any	.79%	.97%	1.05%	1.08%	1.12%
Expenses net of all reductions	.77%	.92%	.99%	.93%	1.09%
Net investment income (loss)	.46% C	.35% D	(.29)%	.66%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195,648	$ 795,058	$ 926,174	$ 892,524	$ 741,446
Portfolio turnover rate	107%	110%	161%	230%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

D Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per share.

G Total returns do not include the effect of the former sales charges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2006

1. Significant Accounting Policies.

Fidelity Fifty (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 156,724,889
Unrealized depreciation	(36,660,115)
Net unrealized appreciation (depreciation)	120,064,774
Undistributed ordinary income	24,489,157
Undistributed long-term capital gain	70,403,275

Cost for federal income tax purposes	$ 1,123,921,971

The tax character of distributions paid was as follows:

	June 30, 2006	June 30, 2005
Ordinary Income	$ 389,287	$ 3,465,273
Long-term Capital Gains	6,228,409	-
Total	$ 6,617,696	$ 3,465,273

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. During the period, shares held in the Fund less than 30 days were subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. On

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

July 20, 2006, the Board of Trustees approved the removal of the redemption fee beginning July 24, 2006 for shares redeemed from accounts held directly with Fidelity, and on or before September 1, 2006 for shares redeemed through intermediaries.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,277,992,971 and $998,852,710, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,030 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2,667 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $476,127.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $188,496 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $963 and $30,299, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fifty:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fifty (a fund of Fidelity Hastings Street Trust) at June 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fifty's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2006

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 336 funds advised by FMR or an affiliate. Mr. McCoy oversees 338 funds advised by FMR or an affiliate. Mr. Gamper oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-554-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Fidelity Fifty (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Trustee of Fidelity Hastings Street Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Hastings Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (46)

Year of Election or Appointment: 2006

Vice President of Fidelity Fifty. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Fidelity Fifty. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Jason L. Weiner (36)

Year of Election or Appointment: 2003

Vice President of Fidelity Fifty. Mr. Weiner also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Weiner worked as a research analyst and portfolio manager. Mr. Weiner also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Fidelity Fifty. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Fifty. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Fidelity Fifty. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Fidelity Fifty. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Fidelity Fifty. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Fifty. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Fifty. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity Fifty. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment:2005

Deputy Treasurer of Fidelity Fifty. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Fifty. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1993 Assistant Treasurer of Fidelity Fifty. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Fidelity Fifty. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Fidelity Fifty. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Fifty. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Fifty. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments,
Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Fifty voted to pay on August 7, 2006, to shareholders of record at the opening of business on August 4, 2006, a distribution of $1.78 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.08 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2006, $76,631,684, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,466,243,048.91	95.846
Withheld	280,219,946.87	4.154
TOTAL	6,746,462,995.78	100.000
Albert R. Gamper, Jr. B
Affirmative	6,459,041,833.49	95.740
Withheld	287,421,162.29	4.260
TOTAL	6,746,462,995.78	100.000
Robert M. Gates
Affirmative	6,441,052,528.46	95.473
Withheld	305,410,467.32	4.527
TOTAL	6,746,462,995.78	100.000
George H. Heilmeier
Affirmative	6,458,026,916.90	95.725
Withheld	288,436,078.88	4.275
TOTAL	6,746,462,995.78	100.000
Abigail P. Johnson
Affirmative	6,427,896,599.31	95.278
Withheld	318,566,396.47	4.722
TOTAL	6,746,462,995.78	100.000
Edward C. Johnson 3d
Affirmative	6,419,116,877.24	95.148
Withheld	327,346,118.54	4.852
TOTAL	6,746,462,995.78	100.000
Stephen P. Jonas
Affirmative	6,459,780,830.40	95.751
Withheld	286,682,165.38	4.249
TOTAL	6,746,462,995.78	100.000
Marie L. Knowles
Affirmative	6,461,769,188.96	95.780
Withheld	284,693,806.82	4.220
TOTAL	6,746,462,995.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	6,460,406,353.14	95.760
Withheld	286,056,642.64	4.240
TOTAL	6,746,462,995.78	100.000
Marvin L. Mann
Affirmative	6,440,555,199.19	95.466
Withheld	305,907,796.59	4.534
TOTAL	6,746,462,995.78	100.000
William O. McCoy
Affirmative	6,440,823,478.66	95.470
Withheld	305,639,517.12	4.530
TOTAL	6,746,462,995.78	100.000
Robert L. Reynolds
Affirmative	6,463,763,182.86	95.810
Withheld	282,699,812.92	4.190
TOTAL	6,746,462,995.78	100.000
Cornelia M. Small
Affirmative	6,462,121,463.05	95.785
Withheld	284,341,532.73	4.215
TOTAL	6,746,462,995.78	100.000
William S. Stavropoulos
Affirmative	6,453,499,157.83	95.658
Withheld	292,963,837.95	4.342
TOTAL	6,746,462,995.78	100.000
Kenneth L. Wolfe
Affirmative	6,457,041,632.10	95.710
Withheld	289,421,363.68	4.290
TOTAL	6,746,462,995.78	100.000
PROPOSAL 2
To change Fidelity Fifty from a diversified to a non-diversified fund.
Fidelity Fifty
	# of Votes	% of Votes
Affirmative	293,717,896.98	69.635
Against	90,371,041.62	21.425
Abstain	30,116,312.09	7.140
Broker Non-Votes	7,593,718.32	1.800
TOTAL	421,798,969.01	100.000
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fifty

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FIF-UANN-0806
1.787732.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Fund

Annual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Fund	10.40%	1.40%	8.09%

$10,000 Over 10 years

Let's say hypothetically that $10,000 was invested in Fidelity® Fund on June 30, 1996. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Avery, Portfolio Manager of Fidelity® Fund

After generating sizable gains early on, stock values eroded late in the 12-month period ending June 30, 2006. Worrisome signals of rising inflation took a bite out of many portfolios, as investors wondered about the intentions of the Federal Reserve Board. Many on Wall Street believed the U.S. central bank had nearly concluded its interest-rate-hike crusade. But in announcing its May rate hike, the Board warned of more increases to come. Then, in June, the Fed announced inflation was running at the upper end of the normal range, inducing yet another sell-off and demonstrating investors' anxiety about the Board's future course. Prior to that, stocks were in good shape, riding the momentum of steady economic and corporate earnings growth. Equity benchmarks approached or exceeded multiyear highs, and the Dow Jones Industrial AverageSM nearly topped its record from January 2000. Despite the late difficulties, the Dow rose 11.09% for the 12 months overall, while the Standard & Poor's 500SM Index returned 8.63% and the NASDAQ Composite® Index was up 6.48%.

The fund returned 10.40% during the past year, comfortably outpacing the S&P 500®. Stock picking was particularly helpful versus the index in financials, information technology, energy and health care. Additionally, given the fund's exposure to foreign stocks, currency movements had a positive impact on performance. Internet search engine Google was the fund's top contributor. The company continued to report strong earnings growth and, near period end, introduced an online payment service to compete with eBay's PayPal. Swiss pharmaceutical stock Roche Holding - an out-of-index position - also aided our results. In the materials sector, Monsanto was a standout. The company continued to leverage its expertise in agricultural biotechnology. Energy services provider Schlumberger further aided fund performance, along with investment bank Goldman Sachs, both of which reported strong earnings growth. Conversely, the fund's gains versus the index were somewhat curbed by a slight underweighting in industrials - especially the surging transportation group. An underweighting in energy and a marginal overweighting in health care, along with weak picks in industrials, also hurt. Luxury homebuilder Toll Brothers - an out-of-index holding - struggled due to a softening real estate market. St. Jude Medical, a maker of cardiac pacemakers, also struggled during the period, as did network equipment manufacturer Juniper Networks. I sold Toll Brothers and Juniper Networks by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,025.10	$ 2.91
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.92	$ 2.91

* Expenses are equal to the Fund's annualized expense ratio of .58%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	2.6	2.0
American Express Co.	2.5	2.4
Merrill Lynch & Co., Inc.	2.4	2.2
Federated Department Stores, Inc.	2.4	1.6
McGraw-Hill Companies, Inc.	2.4	2.3
Staples, Inc.	2.3	2.0
Google, Inc. Class A (sub. vtg.)	2.2	2.3
Monsanto Co.	2.1	2.0
PepsiCo, Inc.	2.1	1.8
Honeywell International, Inc.	2.1	1.4
	23.1
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	23.1
Information Technology	15.5	15.5
Consumer Discretionary	11.9	11.8
Health Care	11.3	14.7
Energy	9.8	8.7
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 99.1%		Stocks 100.2%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets(dagger) (0.2)%
* Foreign investments	15.5%	** Foreign investments	16.0%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments June 30, 2006

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.4%
Johnson Controls, Inc.	419,400	$ 34,483
Automobiles - 0.1%
Renault SA	79,545	8,547
Hotels, Restaurants & Leisure - 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	613,100	36,994
Wynn Resorts Ltd. (a)	427,000	31,299
		68,293
Household Durables - 1.1%
Fortune Brands, Inc.	372,100	26,423
Garmin Ltd. (d)	425,700	44,886
Koninklijke Philips Electronics NV (NY Shares)	746,000	23,230
		94,539
Media - 2.7%
McGraw-Hill Companies, Inc.	3,924,300	197,118
News Corp. Class B	1,334,500	26,930
		224,048
Multiline Retail - 2.4%
Federated Department Stores, Inc.	5,390,400	197,289
Specialty Retail - 4.2%
AutoZone, Inc. (a)	243,300	21,459
Best Buy Co., Inc.	1,700,300	93,244
Circuit City Stores, Inc.	1,581,300	43,043
Staples, Inc.	7,658,850	186,263
		344,009
Textiles, Apparel & Luxury Goods - 0.2%
Adidas-Salomon AG	336,800	16,105
TOTAL CONSUMER DISCRETIONARY		987,313
CONSUMER STAPLES - 9.4%
Beverages - 2.3%
PepsiCo, Inc.	2,866,690	172,116
Pernod Ricard SA (d)	82,900	16,437
		188,553
Food & Staples Retailing - 2.1%
CVS Corp.	3,072,700	94,332
Walgreen Co.	1,855,500	83,201
		177,533
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 2.0%
Kellogg Co.	703,800	$ 34,085
Lindt & Spruengli AG (participation certificate)	16,082	31,822
Nestle SA (Reg.)	308,629	96,944
		162,851
Household Products - 1.2%
Colgate-Palmolive Co.	496,500	29,740
Procter & Gamble Co.	1,261,444	70,136
		99,876
Tobacco - 1.8%
Altria Group, Inc.	2,002,500	147,044
TOTAL CONSUMER STAPLES		775,857
ENERGY - 9.8%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	52,200	4,273
GlobalSantaFe Corp.	871,300	50,318
Halliburton Co.	913,700	67,806
Schlumberger Ltd. (NY Shares)	2,042,000	132,955
		255,352
Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp.	738,300	22,334
ConocoPhillips	472,892	30,989
CONSOL Energy, Inc.	883,300	41,268
Exxon Mobil Corp.	2,016,500	123,712
Hess Corp.	801,900	42,380
Kerr-McGee Corp.	418,400	29,016
Neste Oil Oyj	249,700	8,797
Occidental Petroleum Corp.	1,279,500	131,213
Ultra Petroleum Corp. (a)	446,300	26,452
Valero Energy Corp.	1,463,600	97,359
		553,520
TOTAL ENERGY		808,872
FINANCIALS - 22.7%
Capital Markets - 5.0%
Goldman Sachs Group, Inc.	571,200	85,926
Greenhill & Co., Inc.	144,900	8,804
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	1,133,500	$ 20,290
Lazard Ltd. Class A	217,500	8,787
Merrill Lynch & Co., Inc.	2,892,300	201,188
Nomura Holdings, Inc. sponsored ADR	2,301,800	43,274
TD Ameritrade Holding Corp.	1,125,431	16,668
UBS AG (Reg.)	271,910	29,829
		414,766
Commercial Banks - 2.4%
Mizuho Financial Group, Inc.	4,389	37,168
Standard Chartered PLC (United Kingdom)	531,714	12,981
Sumitomo Mitsui Financial Group, Inc.	1,796	18,992
Wells Fargo & Co.	1,952,000	130,940
		200,081
Consumer Finance - 3.2%
American Express Co.	3,864,292	205,658
SLM Corp.	1,043,250	55,209
		260,867
Diversified Financial Services - 2.8%
Bank of America Corp.	4,437,765	213,453
Moody's Corp.	377,400	20,553
		234,006
Insurance - 4.8%
AFLAC, Inc.	1,494,400	69,265
American International Group, Inc.	2,415,000	142,606
Axis Capital Holdings Ltd.	155,600	4,452
Genworth Financial, Inc. Class A (non-vtg.)	1,190,100	41,463
Hartford Financial Services Group, Inc.	861,400	72,874
MetLife, Inc.	413,000	21,150
Prudential Financial, Inc.	266,600	20,715
Willis Group Holdings Ltd.	813,700	26,120
		398,645
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.	308,900	34,171
Developers Diversified Realty Corp.	79,100	4,127
Equity Residential (SBI)	605,000	27,062
Host Hotels & Resorts, Inc.	375,339	8,209
		73,569
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Management & Development - 1.9%
British Land Co. PLC	184,300	$ 4,305
Mitsubishi Estate Co. Ltd.	3,013,000	63,986
Mitsui Fudosan Co. Ltd.	4,095,000	88,932
		157,223
Thrifts & Mortgage Finance - 1.7%
Golden West Financial Corp., Delaware	1,679,600	124,626
Washington Mutual, Inc. (d)	406,100	18,510
		143,136
TOTAL FINANCIALS		1,882,293
HEALTH CARE - 11.3%
Biotechnology - 1.2%
Amgen, Inc. (a)	252,123	16,446
Biogen Idec, Inc. (a)	1,354,700	62,763
MedImmune, Inc. (a)	824,300	22,339
		101,548
Health Care Equipment & Supplies - 2.9%
Becton, Dickinson & Co.	1,938,100	118,476
C.R. Bard, Inc.	1,437,600	105,319
St. Jude Medical, Inc. (a)	491,800	15,944
		239,739
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	238,800	15,362
Medco Health Solutions, Inc. (a)	472,600	27,071
UnitedHealth Group, Inc.	925,300	41,435
		83,868
Pharmaceuticals - 6.2%
Elan Corp. PLC sponsored ADR (a)	1,238,800	20,688
Johnson & Johnson	2,488,200	149,093
Merck & Co., Inc.	1,164,100	42,408
Novartis AG sponsored ADR	1,376,300	74,210
Roche Holding AG (participation certificate)	969,901	160,341
Wyeth	1,405,640	62,424
		509,164
TOTAL HEALTH CARE		934,319
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 9.5%
Aerospace & Defense - 5.9%
BAE Systems PLC	2,136,880	$ 14,614
EADS NV	251,000	7,211
Goodrich Corp.	784,900	31,624
Hexcel Corp. (a)	1,412,400	22,189
Honeywell International, Inc.	4,270,300	172,093
Lockheed Martin Corp.	772,330	55,407
Raytheon Co. warrants 6/16/11 (a)	1,177	15
Rolls-Royce Group PLC	5,335,866	40,857
The Boeing Co.	1,724,600	141,262
		485,272
Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	156,500	9,086
Electrical Equipment - 0.3%
ABB Ltd. (Reg.)	2,012,989	26,181
Industrial Conglomerates - 1.5%
General Electric Co.	3,803,326	125,358
Machinery - 1.5%
Illinois Tool Works, Inc.	606,600	28,814
ITT Industries, Inc.	1,455,000	72,023
Manitowoc Co., Inc.	447,900	19,932
Terex Corp. (a)	51,400	5,073
		125,842
Road & Rail - 0.2%
Laidlaw International, Inc.	564,710	14,231
TOTAL INDUSTRIALS		785,970
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 5.4%
CIENA Corp. (a)	3,532,900	16,993
Cisco Systems, Inc. (a)	3,022,576	59,031
Corning, Inc. (a)	2,984,600	72,197
Harris Corp.	506,700	21,033
Lucent Technologies, Inc. (a)	17,748,700	42,952
Motorola, Inc.	4,039,800	81,402
Nokia Corp. sponsored ADR	1,002,900	20,319
QUALCOMM, Inc.	3,370,972	135,075
		449,002
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.0%
Apple Computer, Inc. (a)	796,900	$ 45,519
Diebold, Inc.	555,100	22,548
Hewlett-Packard Co.	1,629,800	51,632
NCR Corp. (a)	984,200	36,061
Network Appliance, Inc. (a)	1,870,875	66,042
Sun Microsystems, Inc. (a)	5,372,700	22,297
		244,099
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	1,154,900	64,628
Nippon Electric Glass Co. Ltd.	802,000	16,086
		80,714
Internet Software & Services - 2.6%
eBay, Inc. (a)	505,100	14,794
Google, Inc. Class A (sub. vtg.) (a)	443,985	186,176
Yahoo!, Inc. (a)	538,720	17,778
		218,748
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	389,900	26,268
Office Electronics - 0.5%
Canon, Inc. (d)	884,550	43,207
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	2,131,200	34,696
Freescale Semiconductor, Inc. Class B (a)	886,797	26,072
Maxim Integrated Products, Inc.	208,100	6,682
Trident Microsystems, Inc. (a)	1,091,900	20,724
		88,174
Software - 1.5%
Aspen Technology, Inc. (a)	2,218,000	29,100
Citrix Systems, Inc. (a)	1,271,934	51,055
Microsoft Corp.	1,319,500	30,744
Red Hat, Inc. (a)	595,900	13,944
		124,843
TOTAL INFORMATION TECHNOLOGY		1,275,055
MATERIALS - 6.3%
Chemicals - 4.9%
Ecolab, Inc.	2,165,600	87,880
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	2,064,927	$ 173,846
Praxair, Inc.	2,681,276	144,789
		406,515
Metals & Mining - 1.4%
Alcoa, Inc.	818,600	26,490
Allegheny Technologies, Inc.	876,900	60,717
Newmont Mining Corp.	512,900	27,148
		114,355
TOTAL MATERIALS		520,870
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,311,095	64,456
Verizon Communications, Inc.	3,067,400	102,727
		167,183
UTILITIES - 0.8%
Electric Utilities - 0.8%
E.ON AG	596,767	68,658
TOTAL COMMON STOCKS (Cost $7,257,960)		8,206,390
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $3,845)	710,000	0
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
CIENA Corp. 0.25% 5/1/13 (Cost $12,390)	$ 12,390	$ 12,314
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 5.11% (b)	51,116,353	51,116
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	91,028,900	91,029
TOTAL MONEY MARKET FUNDS (Cost $142,145)		142,145
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $7,416,340)		8,360,849
NET OTHER ASSETS - (0.9)%		(76,919)
NET ASSETS - 100%		$ 8,283,930
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 3,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,768
Fidelity Securities Lending Cash Central Fund	2,360
Total	$ 5,128
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Technology, Inc.	$ -	$ 25,138	$ -	$ -	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.5%
Switzerland	5.1%
Japan	3.7%
Netherlands Antilles	1.6%
Cayman Islands	1.1%
Germany	1.0%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At June 30, 2006, the fund had a capital loss carryforward of approximately $659,980,000 all of which will expire on June 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2006

Assets
Investment in securities, at value (including securities loaned of $87,176) - See accompanying schedule: Unaffiliated issuers (cost $7,274,195)	$ 8,218,704
Affiliated Central Funds (cost $142,145)	142,145
Total Investments (cost $7,416,340)		$ 8,360,849
Foreign currency held at value (cost $423)		425
Receivable for investments sold		105,841
Receivable for fund shares sold		3,680
Dividends receivable		7,133
Interest receivable		700
Prepaid expenses		21
Other receivables		300
Total assets		8,478,949

Liabilities
Payable for investments purchased	$ 80,920
Payable for fund shares redeemed	18,645
Accrued management fee	2,439
Other affiliated payables	1,798
Other payables and accrued expenses	188
Collateral on securities loaned, at value	91,029
Total liabilities		195,019

Net Assets		$ 8,283,930
Net Assets consist of:
Paid in capital		$ 7,993,347
Undistributed net investment income		27,145
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(681,076)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		944,514
Net Assets, for 254,464 shares outstanding		$ 8,283,930
Net Asset Value, offering price and redemption price per share ($8,283,930 ÷ 254,464 shares)		$ 32.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended June 30, 2006

Investment Income
Dividends		$ 131,120
Interest		38
Income from affiliated Central Funds		5,128
Total income		136,286

Expenses
Management fee	$ 34,007
Transfer agent fees	19,606
Accounting and security lending fees	1,231
Independent trustees' compensation	40
Appreciation in deferred trustee compensation account	22
Custodian fees and expenses	376
Registration fees	47
Audit	113
Legal	104
Interest	141
Miscellaneous	437
Total expenses before reductions	56,124
Expense reductions	(2,647)	53,477
Net investment income (loss)		82,809
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,011,246
Foreign currency transactions	(862)
Total net realized gain (loss)		1,010,384
Change in net unrealized appreciation (depreciation) on: Investment securities	(116,065)
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		(116,059)
Net gain (loss)		894,325
Net increase (decrease) in net assets resulting from operations		$ 977,134

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2006	Year ended June 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,809	$ 157,377
Net realized gain (loss)	1,010,384	394,671
Change in net unrealized appreciation (depreciation)	(116,059)	(82,643)
Net increase (decrease) in net assets resulting from operations	977,134	469,405
Distributions to shareholders from net investment income	(83,656)	(136,110)
Share transactions Proceeds from sales of shares	622,059	1,123,020
Reinvestment of distributions	79,479	129,470
Cost of shares redeemed	(3,489,418)	(1,906,926)
Net increase (decrease) in net assets resulting from share transactions	(2,787,880)	(654,436)
Total increase (decrease) in net assets	(1,894,402)	(321,141)

Net Assets
Beginning of period	10,178,332	10,499,473
End of period (including undistributed net investment income of $27,145 and undistributed net investment income of $28,802, respectively)	$ 8,283,930	$ 10,178,332
Other Information Shares
Sold	19,485	38,805
Issued in reinvestment of distributions	2,554	4,442
Redeemed	(109,855)	(65,414)
Net increase (decrease)	(87,816)	(22,167)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 29.74	$ 28.81	$ 24.46	$ 25.03	$ 31.84
Income from Investment Operations
Net investment income (loss) B	.28	.44 C	.24	.21	.23
Net realized and unrealized gain (loss)	2.80	.87	4.35	(.57)	(6.83)
Total from investment operations	3.08	1.31	4.59	(.36)	(6.60)
Distributions from net investment income	(.27)	(.38)	(.24)	(.21)	(.21)
Net asset value, end of period	$ 32.55	$ 29.74	$ 28.81	$ 24.46	$ 25.03
Total Return A	10.40%	4.58%	18.81%	(1.36)%	(20.78)%
Ratios to Average Net Assets D
Expenses before reductions	.59%	.60%	.61%	.63%	.59%
Expenses net of fee waivers, if any	.59%	.60%	.61%	.63%	.59%
Expenses net of all reductions	.56%	.57%	.59%	.61%	.53%
Net investment income (loss)	.87%	1.52% C	.89%	.93%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 8,284	$ 10,178	$ 10,499	$ 9,335	$ 10,486
Portfolio turnover rate	72%	74%	53%	32%	155%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006,

Annual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,188,679
Unrealized depreciation	(265,261)
Net unrealized appreciation (depreciation)	923,418
Undistributed ordinary income	27,399
Capital loss carryforward	(659,980)

Cost for federal income tax purposes	$ 7,437,431

The tax character of distributions paid was as follows:

	June 30, 2006	June 30, 2005
Ordinary Income	$ 83,656	$ 136,110

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,750,353 and $9,536,821, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .36% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $134 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 26,958	4.29%	$ 141

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $30 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $2,360.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,278 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2 and $367, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 336 funds advised by FMR or an affiliate. Mr. McCoy oversees 338 funds advised by FMR or an affiliate. Mr. Gamper oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Fidelity Fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Hastings Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Fidelity Fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Philip L. Bullen (46)

Year of Election or Appointment: 2006

Vice President of Fidelity Fund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

John D. Avery (41)

Year of Election or Appointment: 2002

Vice President of Fidelity Fund. Prior to assuming his current responsibilities, Mr. Avery worked as a research analyst and portfolio manager. Mr. Avery also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Fidelity Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Fidelity Fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Fidelity Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Fidelity Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Fidelity Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Fidelity Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Fidelity Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,466,243,048.91	95.846
Withheld	280,219,946.87	4.154
TOTAL	6,746,462,995.78	100.000
Albert R. Gamper, Jr. B
Affirmative	6,459,041,833.49	95.740
Withheld	287,421,162.29	4.260
TOTAL	6,746,462,995.78	100.000
Robert M. Gates
Affirmative	6,441,052,528.46	95.473
Withheld	305,410,467.32	4.527
TOTAL	6,746,462,995.78	100.000
George H. Heilmeier
Affirmative	6,458,026,916.90	95.725
Withheld	288,436,078.88	4.275
TOTAL	6,746,462,995.78	100.000
Abigail P. Johnson
Affirmative	6,427,896,599.31	95.278
Withheld	318,566,396.47	4.722
TOTAL	6,746,462,995.78	100.000
Edward C. Johnson 3d
Affirmative	6,419,116,877.24	95.148
Withheld	327,346,118.54	4.852
TOTAL	6,746,462,995.78	100.000
Stephen P. Jonas
Affirmative	6,459,780,830.40	95.751
Withheld	286,682,165.38	4.249
TOTAL	6,746,462,995.78	100.000
Marie L. Knowles
Affirmative	6,461,769,188.96	95.780
Withheld	284,693,806.82	4.220
TOTAL	6,746,462,995.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	6,460,406,353.14	95.760
Withheld	286,056,642.64	4.240
TOTAL	6,746,462,995.78	100.000
Marvin L. Mann
Affirmative	6,440,555,199.19	95.466
Withheld	305,907,796.59	4.534
TOTAL	6,746,462,995.78	100.000
William O. McCoy
Affirmative	6,440,823,478.66	95.470
Withheld	305,639,517.12	4.530
TOTAL	6,746,462,995.78	100.000
Robert L. Reynolds
Affirmative	6,463,763,182.86	95.810
Withheld	282,699,812.92	4.190
TOTAL	6,746,462,995.78	100.000
Cornelia M. Small
Affirmative	6,462,121,463.05	95.785
Withheld	284,341,532.73	4.215
TOTAL	6,746,462,995.78	100.000
William S. Stavropoulos
Affirmative	6,453,499,157.83	95.658
Withheld	292,963,837.95	4.342
TOTAL	6,746,462,995.78	100.000
Kenneth L. Wolfe
Affirmative	6,457,041,632.10	95.710
Withheld	289,421,363.68	4.290
TOTAL	6,746,462,995.78	100.000
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FID-UANN-0806
1.787731.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth & Income II

Portfolio

Annual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2006	Past 1 year	Past 5 years	Life of fundA
Fidelity® Growth & Income II Portfolio	13.63%	2.60%	1.57%

A From December 28, 1998.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Growth & Income II Portfolio on December 28, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from James Catudal, Portfolio Manager of Fidelity® Growth & Income II Portfolio

After generating sizable gains early on, stock values eroded late in the 12-month period ending June 30, 2006. Worrisome signals of rising inflation took a bite out of many portfolios, as investors wondered about the intentions of the Federal Reserve Board. Many on Wall Street believed the U.S. central bank had nearly concluded its interest-rate-hike crusade. But in announcing its May rate hike, the Board warned of more increases to come. Then, in June, the Fed announced inflation was running at the upper end of the normal range, inducing yet another sell-off and demonstrating investors' anxiety about the Board's future course. Prior to that, stocks were in good shape, riding the momentum of steady economic and corporate earnings growth. Equity benchmarks approached or exceeded multiyear highs, and the Dow Jones Industrial AverageSM nearly topped its record from January 2000. Despite the late difficulties, the Dow rose 11.09% for the 12 months overall, while the Standard & Poor's 500SM Index returned 8.63% and the NASDAQ Composite® Index was up 6.48%.

Fidelity Growth & Income II produced a total return of 13.63% for the 12 months that ended June 30, 2006, outperforming the S&P 500®. Stock picking drove the fund's outperformance of its index during the year, with particularly good choices in energy as well as in information technology, an area that was particularly hard hit amid the May-June market decline. We also had a solid showing in industrials, telecommunication services, consumer staples and health care. These gains were tempered a bit, however, by unfavorable industry positioning in financials and weak results in retailing. Internet search leader Google was the top individual contributor. Energy investments that made notable positive impacts on performance included production company Ultra Petroleum, refiner Valero Energy and oil field services companies Halliburton and Schlumberger. The investment in diversified capital goods company McDermott International also provided a boost. Conversely, homebuilder Toll Brothers suffered as housing construction starts slowed, while software industry leader Microsoft reported disappointing earnings. Among health care investments, HMO UnitedHealth Group slipped both because of controversy over the possible backdating of stock options for senior management and because of concerns about future profitability. Affymetrix, another health care position, declined because of stiff competition as well as manufacturing difficulties in its production of scientific instruments used to analyze DNA.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,015.70	$ 4.20
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.63	$ 4.21

* E xpenses are equal to the Fund's annualized expense ratio of .84%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.8	4.1
American International Group, Inc.	3.3	3.2
Microsoft Corp.	3.0	4.4
Exxon Mobil Corp.	2.8	2.2
Bank of America Corp.	2.4	1.9
Johnson & Johnson	2.2	2.2
Schlumberger Ltd. (NY Shares)	1.9	1.4
Google, Inc. Class A (sub. vtg.)	1.6	0.9
United Technologies Corp.	1.5	1.4
Cisco Systems, Inc.	1.5	0.7
	25.0
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	19.2
Information Technology	18.7	18.4
Industrials	14.4	13.4
Health Care	14.0	15.8
Energy	9.8	8.8
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 97.5%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	9.9%	** Foreign investments	9.3%

Annual Report

Investments June 30, 2006

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 0.6%
Ctrip.com International Ltd. sponsored ADR	100	$ 5,105
Sonic Corp. (a)	15,550	323,285
Starbucks Corp. (a)	17,700	668,352
Wynn Resorts Ltd. (a)	2,106	154,370
		1,151,112
Household Durables - 0.5%
Sharp Corp.	34,000	537,225
Whirlpool Corp.	3,700	305,805
		843,030
Media - 1.9%
Clear Channel Communications, Inc.	10,000	309,500
E.W. Scripps Co. Class A	9,600	414,144
Lamar Advertising Co. Class A (a)	5,400	290,844
News Corp. Class B	82,600	1,666,868
Scholastic Corp. (a)	4,558	118,371
The Walt Disney Co.	12,600	378,000
Time Warner, Inc.	17,300	299,290
		3,477,017
Multiline Retail - 0.9%
Target Corp.	32,300	1,578,501
Specialty Retail - 2.3%
Best Buy Co., Inc.	8,300	455,172
Chico's FAS, Inc. (a)	4,100	110,618
Esprit Holdings Ltd.	33,500	273,478
Home Depot, Inc.	26,200	937,698
J. Crew Group, Inc.	400	10,980
Lowe's Companies, Inc.	200	12,134
PETsMART, Inc.	18,800	481,280
Staples, Inc.	47,743	1,161,110
Tiffany & Co., Inc.	12,500	412,750
TJX Companies, Inc.	19,300	441,198
		4,296,418
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	8,000	296,480
TOTAL CONSUMER DISCRETIONARY		11,642,558
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 6.7%
Beverages - 1.3%
PepsiCo, Inc.	39,000	$ 2,341,560
Food & Staples Retailing - 1.0%
CVS Corp.	46,800	1,436,760
Safeway, Inc.	11,900	309,400
		1,746,160
Food Products - 0.8%
Nestle SA sponsored ADR	19,600	1,526,840
Household Products - 2.2%
Colgate-Palmolive Co.	28,300	1,695,170
Procter & Gamble Co.	43,000	2,390,800
		4,085,970
Tobacco - 1.4%
Altria Group, Inc.	35,130	2,579,596
TOTAL CONSUMER STAPLES		12,280,126
ENERGY - 9.8%
Energy Equipment & Services - 5.0%
Baker Hughes, Inc.	4,530	370,781
Cameron International Corp. (a)	31,100	1,485,647
ENSCO International, Inc.	1,700	78,234
Halliburton Co.	37,300	2,768,033
Schlumberger Ltd. (NY Shares)	52,200	3,398,742
Smith International, Inc.	22,300	991,681
		9,093,118
Oil, Gas & Consumable Fuels - 4.8%
ConocoPhillips	100	6,553
Exxon Mobil Corp.	84,900	5,208,615
Peabody Energy Corp.	17,000	947,750
Plains Exploration & Production Co. (a)	16,400	664,856
Ultra Petroleum Corp. (a)	11,600	687,532
Valero Energy Corp.	20,200	1,343,704
		8,859,010
TOTAL ENERGY		17,952,128
FINANCIALS - 20.9%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	14,000	625,380
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	35,200	$ 562,496
Franklin Resources, Inc.	4,400	381,964
Goldman Sachs Group, Inc.	3,300	496,419
Investors Financial Services Corp.	13,100	588,190
Merrill Lynch & Co., Inc.	700	48,692
Nomura Holdings, Inc. sponsored ADR	38,300	720,040
State Street Corp.	18,700	1,086,283
TD Ameritrade Holding Corp.	9,900	146,619
		4,656,083
Commercial Banks - 2.5%
Bank of China Ltd. (H Shares)	142,000	64,452
Mizuho Financial Group, Inc.	28	237,116
Standard Chartered PLC (United Kingdom)	31,723	774,487
Sumitomo Mitsui Financial Group, Inc.	20	211,492
Wachovia Corp.	20,200	1,092,416
Wells Fargo & Co.	31,400	2,106,312
		4,486,275
Consumer Finance - 1.7%
American Express Co.	22,800	1,213,416
Capital One Financial Corp.	22,900	1,956,805
		3,170,221
Diversified Financial Services - 3.7%
Bank of America Corp.	91,400	4,396,340
Citigroup, Inc.	32,300	1,558,152
NETeller PLC (a)	11,700	128,973
The NASDAQ Stock Market, Inc. (a)	20,500	612,950
		6,696,415
Insurance - 8.9%
ACE Ltd.	15,300	774,027
AFLAC, Inc.	10,100	468,135
American International Group, Inc.	103,430	6,107,542
Berkshire Hathaway, Inc. Class A (a)	11	1,008,249
Endurance Specialty Holdings Ltd.	6,997	223,904
Everest Re Group Ltd.	9,500	822,415
Fidelity National Title Group, Inc. Class A (d)	21,900	430,773
Hartford Financial Services Group, Inc.	20,400	1,725,840
Lincoln National Corp.	12,299	694,156
National Financial Partners Corp.	20,700	917,217
PartnerRe Ltd.	5,100	326,655
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	16,400	$ 1,274,280
W.R. Berkley Corp.	21,929	748,437
XL Capital Ltd. Class A	11,900	729,470
		16,251,100
Real Estate Investment Trusts - 0.3%
Equity Residential (SBI)	8,700	389,151
Vornado Realty Trust	1,900	185,345
		574,496
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	12,000	260,607
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	4,600	175,168
Freddie Mac	100	5,701
Golden West Financial Corp., Delaware	15,300	1,135,260
Hudson City Bancorp, Inc.	51,100	681,163
Washington Mutual, Inc.	4,100	186,878
		2,184,170
TOTAL FINANCIALS		38,279,367
HEALTH CARE - 14.0%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	1,500	54,180
Amgen, Inc. (a)	12,800	834,944
Biogen Idec, Inc. (a)	7,400	342,842
Celgene Corp. (a)	2,700	128,061
Cephalon, Inc. (a)	4,900	294,490
Genentech, Inc. (a)	2,400	196,320
Gilead Sciences, Inc. (a)	12,700	751,332
PDL BioPharma, Inc. (a)	35,000	644,350
		3,246,519
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	800	78,840
Baxter International, Inc.	23,600	867,536
Becton, Dickinson & Co.	16,700	1,020,871
C.R. Bard, Inc.	7,000	512,820
Conor Medsystems, Inc. (a)	9,800	270,382
Cooper Companies, Inc.	10,500	465,045
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJ Orthopedics, Inc. (a)	12,400	$ 456,692
St. Jude Medical, Inc. (a)	12,930	419,191
		4,091,377
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	100	4,474
Chemed Corp.	3,600	196,308
Health Net, Inc. (a)	15,700	709,169
Healthways, Inc. (a)	1,100	57,904
Henry Schein, Inc. (a)	16,400	766,372
I-trax, Inc. (a)(d)	29,000	90,770
UnitedHealth Group, Inc.	56,500	2,530,070
		4,355,067
Health Care Technology - 0.3%
Emdeon Corp. (a)	21,900	271,779
IMS Health, Inc.	11,600	311,460
		583,239
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (a)	14,600	373,760
Charles River Laboratories International, Inc. (a)	18,400	677,120
Invitrogen Corp. (a)	18,500	1,222,295
Millipore Corp. (a)	5,300	333,847
Waters Corp. (a)	8,900	395,160
		3,002,182
Pharmaceuticals - 5.7%
Johnson & Johnson	67,300	4,032,616
Merck & Co., Inc.	30,900	1,125,687
Novartis AG sponsored ADR	13,500	727,920
Pfizer, Inc.	44,500	1,044,415
Roche Holding AG (participation certificate)	8,929	1,476,115
Sepracor, Inc. (a)	3,500	199,990
Wyeth	38,500	1,709,785
		10,316,528
TOTAL HEALTH CARE		25,594,912
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.8%
Aviall, Inc. (a)	18,300	869,616
EDO Corp.	21,800	530,612
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	57,600	$ 2,321,280
L-3 Communications Holdings, Inc.	3,600	271,512
The Boeing Co.	1,400	114,674
United Technologies Corp.	44,600	2,828,532
		6,936,226
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	4,892	274,001
FedEx Corp.	8,900	1,040,054
		1,314,055
Airlines - 0.2%
UAL Corp. (a)	11,100	344,322
Commercial Services & Supplies - 0.4%
Robert Half International, Inc.	7,000	294,000
Services Acquisition Corp. International (a)(d)	35,000	346,500
		640,500
Electrical Equipment - 0.4%
Evergreen Solar, Inc. (a)	14,000	181,720
Suntech Power Holdings Co. Ltd. sponsored ADR	9,900	279,675
Vestas Wind Systems AS (a)	7,600	207,891
		669,286
Industrial Conglomerates - 6.2%
3M Co.	10,200	823,854
General Electric Co.	268,800	8,859,645
McDermott International, Inc. (a)	38,300	1,741,501
		11,425,000
Machinery - 1.2%
Danaher Corp.	6,200	398,784
Deere & Co.	15,900	1,327,491
Pentair, Inc.	13,000	444,470
		2,170,745
Road & Rail - 1.5%
Laidlaw International, Inc.	22,200	559,440
Landstar System, Inc.	9,000	425,070
Norfolk Southern Corp.	31,700	1,687,074
		2,671,584
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,800	$ 57,330
TOTAL INDUSTRIALS		26,229,048
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 4.7%
Alcatel SA sponsored ADR (a)	38,900	490,529
Cisco Systems, Inc. (a)	143,000	2,792,790
Comverse Technology, Inc. (a)	21,100	417,147
Corning, Inc. (a)	68,800	1,664,272
Harris Corp.	13,900	576,989
Juniper Networks, Inc. (a)	17,500	279,825
Lucent Technologies, Inc. (a)	83,700	202,554
Motorola, Inc.	51,700	1,041,755
Nortel Networks Corp. (a)	142,100	317,848
QUALCOMM, Inc.	12,300	492,861
Research In Motion Ltd. (a)	3,800	264,746
		8,541,316
Computers & Peripherals - 2.1%
Apple Computer, Inc. (a)	17,500	999,600
EMC Corp. (a)	51,100	560,567
Hewlett-Packard Co.	55,600	1,761,408
Network Appliance, Inc. (a)	11,400	402,420
Sun Microsystems, Inc. (a)	13,300	55,195
		3,779,190
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	31,694	1,000,263
Internet Software & Services - 2.9%
eBay, Inc. (a)	18,400	538,936
Google, Inc. Class A (sub. vtg.) (a)	7,000	2,935,310
Move, Inc. (a)	11,000	60,280
Yahoo!, Inc. (a)	56,300	1,857,900
		5,392,426
IT Services - 0.8%
First Data Corp.	17,300	779,192
Mastercard, Inc. Class A	100	4,800
Paychex, Inc.	17,200	670,456
		1,454,448
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	21,200	$ 681,368
Applied Materials, Inc.	76,018	1,237,573
ARM Holdings PLC sponsored ADR	15,000	93,900
ASML Holding NV (NY Shares) (a)	100	2,022
ATI Technologies, Inc. (a)	24,000	349,898
Broadcom Corp. Class A (a)	11,800	354,590
FormFactor, Inc. (a)	3,000	133,890
Freescale Semiconductor, Inc. Class A (a)	18,300	530,700
Intel Corp.	56,500	1,070,675
Lam Research Corp. (a)	600	27,972
Maxim Integrated Products, Inc.	13,400	430,274
Microchip Technology, Inc.	10,800	362,340
National Semiconductor Corp.	11,800	281,430
Renewable Energy Corp. AS	8,300	118,688
Samsung Electronics Co. Ltd.	510	324,159
		5,999,479
Software - 4.4%
Adobe Systems, Inc. (a)	9,600	291,456
BEA Systems, Inc. (a)	26,700	349,503
Cognos, Inc. (a)	10,300	292,615
FileNET Corp. (a)	19,100	514,363
Mercury Interactive Corp. (a)	8,200	286,754
Microsoft Corp.	237,100	5,524,430
Oracle Corp. (a)	36,500	528,885
Symantec Corp. (a)	11,600	180,264
		7,968,270
TOTAL INFORMATION TECHNOLOGY		34,135,392
MATERIALS - 3.2%
Chemicals - 2.1%
Ashland, Inc.	17,000	1,133,900
Monsanto Co.	12,600	1,060,794
Praxair, Inc.	30,600	1,652,400
		3,847,094
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	24,300	407,268
Smurfit-Stone Container Corp. (a)	27,000	295,380
		702,648
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.7%
Alcoa, Inc.	20,100	$ 650,436
Newmont Mining Corp.	10,300	545,179
		1,195,615
TOTAL MATERIALS		5,745,357
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	74,300	2,072,227
Qwest Communications International, Inc. (a)	70,500	570,345
Verizon Communications, Inc.	23,600	790,364
		3,432,936
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	17,500	544,600
Sprint Nextel Corp.	14,741	294,673
		839,273
TOTAL TELECOMMUNICATION SERVICES		4,272,209
UTILITIES - 1.1%
Electric Utilities - 0.5%
Exelon Corp.	15,900	903,597
Independent Power Producers & Energy Traders - 0.6%
TXU Corp.	19,400	1,159,926
TOTAL UTILITIES		2,063,523
TOTAL COMMON STOCKS (Cost $169,220,119)		178,194,620
Money Market Funds - 4.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	7,234,677	$ 7,234,677
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	843,175	843,175
TOTAL MONEY MARKET FUNDS (Cost $8,077,852)		8,077,852
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $177,297,971)		186,272,472
NET OTHER ASSETS - (1.9)%		(3,438,887)
NET ASSETS - 100%		$ 182,833,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 243,690
Fidelity Securities Lending Cash Central Fund	14,433
Total	$ 258,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006
Assets
Investment in securities, at value (including securities loaned of $816,649) - See accompanying schedule: Unaffiliated issuers (cost $169,220,119)	$ 178,194,620
Affiliated Central Funds (cost $8,077,852)	8,077,852
Total Investments (cost $177,297,971)		$ 186,272,472
Cash		3,728
Receivable for investments sold		2,056,144
Receivable for fund shares sold		195,667
Dividends receivable		163,843
Interest receivable		27,276
Prepaid expenses		363
Other receivables		4,101
Total assets		188,723,594

Liabilities
Payable for investments purchased	$ 4,584,231
Payable for fund shares redeemed	301,753
Accrued management fee	69,861
Other affiliated payables	48,542
Other payables and accrued expenses	42,447
Collateral on securities loaned, at value	843,175
Total liabilities		5,890,009

Net Assets		$ 182,833,585
Net Assets consist of:
Paid in capital		$ 170,742,311
Undistributed net investment income		448,224
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,668,350
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,974,700
Net Assets, for 17,737,818 shares outstanding		$ 182,833,585
Net Asset Value, offering price and redemption price per share ($182,833,585 ÷ 17,737,818 shares)		$ 10.31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2006
Investment Income
Dividends		$ 2,202,416
Interest		17,677
Income from affiliated Central Funds		258,123
Total income		2,478,216

Expenses
Management fee	$ 873,505
Transfer agent fees	528,143
Accounting and security lending fees	70,175
Independent trustees' compensation	768
Custodian fees and expenses	33,233
Registration fees	24,076
Audit	43,856
Legal	3,649
Miscellaneous	19,838
Total expenses before reductions	1,597,243
Expense reductions	(66,732)	1,530,511
Net investment income (loss)		947,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,241,128
Foreign currency transactions	(12,504)
Total net realized gain (loss)		19,228,624
Change in net unrealized appreciation (depreciation) on: Investment securities	3,509,173
Assets and liabilities in foreign currencies	1,901
Total change in net unrealized appreciation (depreciation)		3,511,074
Net gain (loss)		22,739,698
Net increase (decrease) in net assets resulting from operations		$ 23,687,403

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2006	Year ended June 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 947,705	$ 2,960,992
Net realized gain (loss)	19,228,624	6,774,782
Change in net unrealized appreciation (depreciation)	3,511,074	(6,145,253)
Net increase (decrease) in net assets resulting from operations	23,687,403	3,590,521
Distributions to shareholders from net investment income	(1,127,349)	(2,495,521)
Distributions to shareholders from net realized gain	(3,100,158)	-
Total distributions	(4,227,507)	(2,495,521)
Share transactions Proceeds from sales of shares	30,078,523	26,436,162
Reinvestment of distributions	4,052,304	2,374,972
Cost of shares redeemed	(50,100,941)	(59,905,867)
Net increase (decrease) in net assets resulting from share transactions	(15,970,114)	(31,094,733)
Total increase (decrease) in net assets	3,489,782	(29,999,733)

Net Assets
Beginning of period	179,343,803	209,343,536
End of period (including undistributed net investment income of $448,224 and undistributed net investment income of $670,976, respectively)	$ 182,833,585	$ 179,343,803
Other Information Shares
Sold	2,940,128	2,823,258
Issued in reinvestment of distributions	400,446	250,552
Redeemed	(4,933,700)	(6,398,854)
Net increase (decrease)	(1,593,126)	(3,325,044)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.24	$ 8.48	$ 7.88	$ 9.63
Income from Investment Operations
Net investment income (loss) B	.05	.14 C	.06	.07	.08
Net realized and unrealized gain (loss)	1.21	.02	.76	.60	(1.75)
Total from investment operations	1.26	.16	.82	.67	(1.67)
Distributions from net investment income	(.06)	(.12)	(.06)	(.07)	(.08)
Distributions from net realized gain	(.17)	-	-	-	-
Total distributions	(.23)	(.12)	(.06)	(.07)	(.08)
Net asset value, end of period	$ 10.31	$ 9.28	$ 9.24	$ 8.48	$ 7.88
Total Return A	13.63%	1.71%	9.68%	8.60%	(17.42)%
Ratios to Average Net Assets D
Expenses before reductions	.86%	.84%	.86%	.94%	.90%
Expenses net of fee waivers, if any	.86%	.84%	.86%	.94%	.90%
Expenses net of all reductions	.82%	.81%	.85%	.93%	.89%
Net investment income (loss)	.51%	1.52% C	.72%	.90%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,834	$ 179,344	$ 209,344	$ 195,717	$ 132,542
Portfolio turnover rate	180%	79%	26%	51%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2006

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,044,377
Unrealized depreciation	(6,937,695)
Net unrealized appreciation (depreciation)	8,106,682
Undistributed ordinary income	448,224
Undistributed long-term capital gain	3,180,484
Cost for federal income tax purposes	$ 178,165,790

The tax character of distributions paid was as follows:

	June 30, 2006	June 30, 2005
Ordinary Income	$ 1,127,349	$ 2,495,521
Long-term Capital Gains	3,100,158	-
Total	$ 4,227,507	$ 2,495,521

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $324,035,338 and $339,549,257, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,259 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $562 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $14,433.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63,626 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

period, these credits reduced the Fund's custody and transfer agent expenses by $466 and $2,640, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Growth & Income II Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth & Income II Portfolio (a fund of Fidelity Hastings Street Trust) at June 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth & Income II Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 345 funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate. Mr. Gamper oversees 290 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Growth & Income II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Hastings Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (46)

Year of Election or Appointment: 2006

Vice President of Growth & Income II. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2006

Vice President of Growth & Income II. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

James Catudal (45)

Year of Election or Appointment: 2005

Vice President of Growth & Income II. Mr. Catudal also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Catudal worked as a research analyst and manager. Mr. Catudal also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Growth & Income II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Growth & Income II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Growth & Income II. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Growth & Income II. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments,
Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Growth & Income II. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Growth & Income II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Growth & Income II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Growth & Income II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Growth & Income II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Growth & Income II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1998 Assistant Treasurer of Growth & Income II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Growth & Income II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Growth & Income II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Growth & Income II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Growth & Income II. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Growth & Income II voted to pay on 8/7/2006, to shareholders of record at the opening of business on 8/4/2006 a distribution of $.18 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended 6/30/2006, $7,759,420, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,466,243,048.91	95.846
Withheld	280,219,946.87	4.154
TOTAL	6,746,462,995.78	100.000
Albert R. Gamper, Jr. B
Affirmative	6,459,041,833.49	95.740
Withheld	287,421,162.29	4.260
TOTAL	6,746,462,995.78	100.000
Robert M. Gates
Affirmative	6,441,052,528.46	95.473
Withheld	305,410,467.32	4.527
TOTAL	6,746,462,995.78	100.000
George H. Heilmeier
Affirmative	6,458,026,916.90	95.725
Withheld	288,436,078.88	4.275
TOTAL	6,746,462,995.78	100.000
Abigail P. Johnson
Affirmative	6,427,896,599.31	95.278
Withheld	318,566,396.47	4.722
TOTAL	6,746,462,995.78	100.000
Edward C. Johnson 3d
Affirmative	6,419,116,877.24	95.148
Withheld	327,346,118.54	4.852
TOTAL	6,746,462,995.78	100.000
Stephen P. Jonas
Affirmative	6,459,780,830.40	95.751
Withheld	286,682,165.38	4.249
TOTAL	6,746,462,995.78	100.000
Marie L. Knowles
Affirmative	6,461,769,188.96	95.780
Withheld	284,693,806.82	4.220
TOTAL	6,746,462,995.78	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	6,460,406,353.14	95.760
Withheld	286,056,642.64	4.240
TOTAL	6,746,462,995.78	100.000
Marvin L. Mann
Affirmative	6,440,555,199.19	95.466
Withheld	305,907,796.59	4.534
TOTAL	6,746,462,995.78	, 100.000
William O. McCoy
Affirmative	6,440,823,478.66	95.470
Withheld	305,639,517.12	4.530
TOTAL	6,746,462,995.78	100.000
Robert L. Reynolds
Affirmative	6,463,763,182.86	95.810
Withheld	282,699,812.92	4.190
TOTAL	6,746,462,995.78	100.000
Cornelia M. Small
Affirmative	6,462,121,463.05	95.785
Withheld	284,341,532.73	4.215
TOTAL	6,746,462,995.78	100.000
William S. Stavropoulos
Affirmative	6,453,499,157.83	95.658
Withheld	292,963,837.95	4.342
TOTAL	6,746,462,995.78	100.000
Kenneth L. Wolfe
Affirmative	6,457,041,632.10	95.710
Withheld	289,421,363.68	4.290
TOTAL	6,746,462,995.78	100.000
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth & Income II Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GII-UANN-0806
1.787733.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, June 30, 2006, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Discovery Fund, Fidelity Fifty, Fidelity Fund and Fidelity Growth & Income II Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Discovery Fund	$39,000	$34,000
Fidelity Fifty	$39,000	$35,000
Fidelity Fund	$87,000	$82,000
Fidelity Growth & Income II Portfolio	$38,000	$33,000
All funds in the Fidelity Group of Funds audited by PwC	$12,600,000	$11,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended June 30, 2006 and June 30, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Discovery Fund	$0	$0
Fidelity Fifty	$0	$0
Fidelity Fund	$0	$0
Fidelity Growth & Income II Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Discovery Fund	$2,700	$2,500
Fidelity Fifty	$2,700	$2,500
Fidelity Fund	$3,600	$3,400
Fidelity Growth & Income II Portfolio	$2,700	$2,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Discovery Fund	$1,700	$1,800
Fidelity Fifty	$2,200	$2,100
Fidelity Fund	$9,800	$10,600
Fidelity Growth & Income II Portfolio	$1,500	$1,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$280,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2006 and June 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2006 and June 30, 2005, the aggregate fees billed by PwC of $1,180,000A and $1,400,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$180,000	$300,000
Non-Covered Services	$1,000,000	$1,100,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006